American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
March 31, 2024

VP Ultra - Schedule of Investments
MARCH 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Automobiles — 2.2%
Tesla, Inc.(1)	45,780	8,047,666
Beverages — 0.9%
Constellation Brands, Inc., Class A	11,500	3,125,240
Biotechnology — 3.1%
Alnylam Pharmaceuticals, Inc.(1)	7,380	1,102,941
Biogen, Inc.(1)	5,000	1,078,150
Genmab AS(1)	4,810	1,442,175
Gilead Sciences, Inc.	11,410	835,782
Regeneron Pharmaceuticals, Inc.(1)	7,120	6,852,929
		11,311,977
Broadline Retail — 5.8%
Amazon.com, Inc.(1)	118,140	21,310,093
Building Products — 1.0%
Advanced Drainage Systems, Inc.	15,820	2,724,837
Johnson Controls International PLC	13,390	874,635
		3,599,472
Capital Markets — 1.4%
MSCI, Inc.	7,410	4,152,934
Tradeweb Markets, Inc., Class A	8,740	910,446
		5,063,380
Chemicals — 1.0%
Ecolab, Inc.	15,490	3,576,641
Commercial Services and Supplies — 0.9%
Cintas Corp.	1,430	982,453
Copart, Inc.(1)	39,100	2,264,672
		3,247,125
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	11,070	8,110,214
Distributors — 0.2%
Pool Corp.	2,010	811,035
Electrical Equipment — 0.7%
Acuity Brands, Inc.	8,820	2,370,199
Electronic Equipment, Instruments and Components — 0.8%
Cognex Corp.	14,040	595,577
Keyence Corp.	5,200	2,414,156
		3,009,733
Energy Equipment and Services — 0.6%
Schlumberger NV	40,330	2,210,487
Entertainment — 2.2%
Netflix, Inc.(1)	13,090	7,949,950
Financial Services — 6.5%
Block, Inc.(1)	15,530	1,313,528
Mastercard, Inc., Class A	31,690	15,260,953
Visa, Inc., Class A	26,010	7,258,871
		23,833,352
Ground Transportation — 0.4%
JB Hunt Transport Services, Inc.	8,160	1,625,880
Health Care Equipment and Supplies — 4.6%
Dexcom, Inc.(1)	35,330	4,900,271

Edwards Lifesciences Corp.(1)	23,650	2,259,994
IDEXX Laboratories, Inc.(1)	2,950	1,592,794
Insulet Corp.(1)	5,810	995,834
Intuitive Surgical, Inc.(1)	17,660	7,047,929
		16,796,822
Health Care Providers and Services — 2.3%
UnitedHealth Group, Inc.	16,670	8,246,649
Hotels, Restaurants and Leisure — 3.8%
Chipotle Mexican Grill, Inc.(1)	3,220	9,359,799
Wingstop, Inc.	12,040	4,411,456
		13,771,255
Interactive Media and Services — 9.5%
Alphabet, Inc., Class A(1)	80,020	12,077,419
Alphabet, Inc., Class C(1)	87,930	13,388,222
Meta Platforms, Inc., Class A	19,180	9,313,424
		34,779,065
IT Services — 1.8%
Gartner, Inc.(1)	4,090	1,949,581
Okta, Inc.(1)	44,460	4,651,405
		6,600,986
Life Sciences Tools and Services — 0.4%
Waters Corp.(1)	4,470	1,538,708
Machinery — 2.3%
Donaldson Co., Inc.	15,140	1,130,655
Fortive Corp.	33,360	2,869,627
Nordson Corp.	7,560	2,075,522
Westinghouse Air Brake Technologies Corp.	11,320	1,649,098
Yaskawa Electric Corp.	18,400	783,374
		8,508,276
Oil, Gas and Consumable Fuels — 0.9%
EOG Resources, Inc.	24,250	3,100,120
Pharmaceuticals — 2.7%
Eli Lilly & Co.	12,490	9,716,720
Professional Services — 0.4%
Paycom Software, Inc.	6,450	1,283,615
Semiconductors and Semiconductor Equipment — 15.3%
Advanced Micro Devices, Inc.(1)	12,750	2,301,248
Analog Devices, Inc.	22,600	4,470,054
Applied Materials, Inc.	43,210	8,911,198
ASML Holding NV	4,570	4,430,437
Lattice Semiconductor Corp.(1)	36,170	2,829,579
NVIDIA Corp.	36,220	32,726,943
		55,669,459
Software — 14.0%
Datadog, Inc., Class A(1)	26,350	3,256,860
DocuSign, Inc.(1)	46,010	2,739,896
Dynatrace, Inc.(1)	55,050	2,556,522
Fair Isaac Corp.(1)	3,750	4,686,037
Microsoft Corp.	56,670	23,842,202
Salesforce, Inc.	26,530	7,990,305
Synopsys, Inc.(1)	2,970	1,697,355
Zscaler, Inc.(1)	21,550	4,151,177
		50,920,354
Technology Hardware, Storage and Peripherals — 9.5%
Apple, Inc.	202,580	34,738,418

Textiles, Apparel and Luxury Goods — 2.0%
Lululemon Athletica, Inc.(1)	16,550	6,465,258
NIKE, Inc., Class B	8,830	829,843
		7,295,101
TOTAL COMMON STOCKS (Cost $125,255,429)		362,167,992
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 Growth ETF(2) (Cost $695,353)	2,090	704,435
RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $4,376)	4,290	4,376
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,653	2,653
State Street Navigator Securities Lending Government Money Market Portfolio(3)	715,520	715,520
		718,173
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 9/15/26, valued at $29,892), in a joint trading account at 5.28%, dated 3/28/24, due 4/1/24 (Delivery value $29,316)		29,299
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 3/31/27, valued at $665,091), at 5.30%, dated 3/28/24, due 4/1/24 (Delivery value $652,384)		652,000
		681,299
TOTAL SHORT-TERM INVESTMENTS (Cost $1,399,472)		1,399,472
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $127,354,630)		364,276,275
OTHER ASSETS AND LIABILITIES — 0.0%		143,266
TOTAL NET ASSETS — 100.0%		$364,419,541

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	10,383,800	USD	70,340	UBS AG	3/29/24	$(1,745)
JPY	168,305,200	USD	1,111,806	UBS AG	3/29/24	—
USD	1,026,485	JPY	144,184,600	UBS AG	3/29/24	74,017
USD	77,333	JPY	11,122,720	UBS AG	3/29/24	3,858
USD	75,362	JPY	11,275,880	UBS AG	3/29/24	874
USD	81,101	JPY	12,105,800	UBS AG	3/29/24	1,131
USD	1,157,634	JPY	172,850,440	UBS AG	6/28/24	585
						$78,720

NOTES TO SCHEDULE OF INVESTMENTS
JPY	–	Japanese Yen
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $701,064. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $715,520.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$353,097,850	$9,070,142	—
Exchange-Traded Funds	704,435	—	—
Rights	4,376	—	—
Short-Term Investments	718,173	681,299	—
	$354,524,834	$9,751,441	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$80,465	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,745	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.